U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 002-88543
POST-EFFECTIVE AMENDMENT NO. 34
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-03931
POST-EFFECTIVE AMENDMENT NO. 34
CLIPPER FUND, INC
On behalf of its series CLIPPER FUND
(Exact Name of Registrant as Specified in Charter)
2949 East Elvira Road, Suite 101, Tucson, Arizona 85756
(Address of Principal Executive Offices)
520-434-3771
(Registrant’s Telephone Number)
Thomas D. Tays, Esq.
Vice President & General Counsel
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101, Tucson, Arizona 85756
(Name and Address of Agent for Service)
with copies to:
Michael Glazer, Esq.
Bingham McCutchen LLP
Suite 4400
355 South Grand Avenue
Los Angeles, CA 90071-3106
It is proposed that this filing will become effective:
☑    Immediately upon filing pursuant to paragraph (b)
☐    On ____ pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)
☐    On __, pursuant to paragraph (a) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    On ___, pursuant to paragraph (a)(2) of Rule 485
Title of Securities being Registered Commons Stock:
Clipper Fund, Inc.

EXPLANATORY NOTES
This Post-Effective Amendment No. 34 to the Registration Statement contains:
XBRL filings for
Clipper Fund, Inc.
Signature Pages
Exhibits:

CLIPPER FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 10th day of May 2011.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

CLIPPER FUND, INC.
*By:	/s/ Thomas Tays(1)
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich(1)	Principal Executive Officer	May 10, 2011
Kenneth Eich

Douglas Haines(1)	Principal Financial Officer	May 10, 2011
Douglas Haines	and Principal Accounting Officer

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

(1)	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 23(q)(2) to Registrant’s registration statement 2-10699.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

CLIPPER FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 10, 2010, by the following persons in the capacities indicated.

Signature	Title

/s/ Lawrence P. McNamee(2)	Director

Lawrence P. McNamee

/s/ Norman B. Williamson(2)	Director

Norman B. Williamson

/s/ Steven N. Kearsley(2)	Director

Steven N. Kearsley

/s/ Lawrence E. Harris(2)	Director

Lawrence E. Harris

(2)	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 23(q)(1) to Registrant’s registration statement 2-10699.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST
XBRL Files for Clipper Fund, Inc.

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